Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
MUNICIPAL BONDS — 96.2%
South Carolina
— 96.2%
$ 1,000,000
Aiken County, SC, Consolidated School
District, School Improvements G.O.,
Series A, Callable 4/1/29 @ 100,
(SCSDE), 4.000%, 4/1/34 .......... $ 1,205,800
1,000,000
Aiken County, SC, Consolidated School
District, Special Obligation Bonds,
School Improvements Revenue, Callable
6/1/29 @ 100, 4.000%, 6/1/31 ....... 1,206,710
850,000
Aiken County, SC, Consolidated School
District, Special Obligation Bonds,
School Improvements Revenue, Callable
6/1/29 @ 100, 4.000%, 6/1/33 ....... 1,016,609
1,515,000
Anderson County, SC, School District No.
4, Refunding, G.O., Series A, Callable
3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28 1,764,218
1,000,000
Beaufort-Jasper Water & Sewer Authority,
Advance Refunding Revenue, Series B,
5.000%, 3/1/25 .................. 1,167,680
1,000,000
Camden, SC, Combined Public Utility
System Revenue, Current Refunding
Revenue Bonds, (AGM), 4.000%, 3/1/30 1,234,370
1,215,000
Charleston, SC, Waterworks & Sewer
System Revenue, Advance Refunding
Revenue, Series A, Callable 7/1/26 @
100, 4.000%, 1/1/41 .............. 1,392,779
450,000
Charleston County, Airport District
Port, Airport & Marina Improvements
Revenue, Callable 7/1/29 @ 100,
5.000%, 7/1/30 .................. 585,383
1,000,000
Charleston County, SC, Port, Airport &
Marina Improvements Revenue, 5.000%,
12/1/22 ....................... 1,068,830
1,235,000
Charleston County Park & Recreation
Commission, Recreational Facility
Improvements G.O., 4.000%, 2/1/29 ... 1,519,976
1,000,000
Charleston Public Facilities Corp.,
Charleston City Project Series, Parking
Facilities Improvement Revenue,
Callable 9/1/27 @ 100, 5.000%, 9/1/29 . 1,248,250
2,000,000
Charleston, SC, Waterworks & Sewer
System Revenue, Water Utility
Improvements Revenue Bonds, Callable
1/1/30 @ 100, 5.000%, 1/1/44 ....... 2,573,640
1,355,000
Coastal Carolina University, University &
College Improvements Revenue, Callable
6/1/24 @ 100, 5.000%, 6/1/34 ....... 1,523,196
1,000,000
College of Charleston, University &
College Improvements Revenue, Series
A, Callable 4/1/24 @ 100, 5.000%,
4/1/25 ........................ 1,124,190
1,000,000
College of Charleston, University &
College Improvements Revenue, Series
B, 5.000%, 4/1/27 ................ 1,239,500
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
South Carolina
— (continued)
$ 1,650,000
Columbia, SC, Waterworks & Sewer
System Revenue, Water & Sewer Utility
Improvements Revenue, Callable 2/1/28
@ 100, 5.000%, 2/1/48 ............ $ 2,101,852
1,000,000
Florence County, SC, McLeod Regional
Medical Center Project, Refunding
Revenue, Callable 11/1/24 @ 100,
5.000%, 11/1/28 ................. 1,144,250
1,100,000
Florence County, SC, McLeod Regional
Medical Center Project, Refunding
Revenue, Callable 11/1/24 @ 100,
5.000%, 11/1/33 ................. 1,248,918
1,000,000
Georgetown County, SC, School District,
School Improvements, G.O., Callable
3/1/28 @ 100 (SCSDE), 4.000%, 3/1/30 1,197,920
1,000,000
Georgetown County, SC, School District,
School Improvements, Refunding Notes,
G.O., Callable 3/1/28 @ 100, (SCSDE),
4.000%, 3/1/31 .................. 1,194,050
1,000,000
Greenville County, SC, School District
Building Refunding Revenue, 5.000%,
12/1/22 ....................... 1,069,120
1,415,000
Greenville Health System, Hospital System
Board, Series B, Callable 5/1/24 @ 100,
5.000%, 5/1/31 .................. 1,587,715
1,000,000
Greenwood County, SC, Self Regional
Healthcare Refunding Revenue, Series B,
Callable 4/1/22 @ 100, 5.000%, 10/1/24 1,035,660
2,025,000
Horry County, SC, School District,
Refunding, G.O., Series B (SCSDE),
5.000%, 3/1/23 .................. 2,187,587
1,040,000
Kershaw County, SC, Kershaw County
School District Project, Refunding
Revenue, 5.000%, 12/1/23 .......... 1,154,795
1,855,000
Lancaster County SC, Lancaster School
District, School Improvements, G.O.
(SCSDE), Callable 3/1/27 @ 100,
4.000%, 3/1/28 .................. 2,187,156
1,600,000
Lancaster Educational Assistance Program,
Inc., SC, Lancaster County School
District Refunding Revenue, Callable
12/1/23 @ 100, 5.000%, 12/1/24 ..... 1,780,720
1,000,000
Lexington County, School District No. 1,
G.O., Series B, Callable 2/1/29 @ 100,
(SCSDE), 5.000%, 2/1/32 .......... 1,280,840
1,500,000
Lexington County, School District No. 2,
G.O., Series C, Callable 3/1/27 @ 100,
(SCSDE), 5.000%, 3/1/29 .......... 1,848,165
1,345,000
Lexington County, School District No. 2,
G.O., Series C, Callable 3/1/27 @ 100,
(SCSDE), 5.000%, 3/1/30 .......... 1,657,188
1,085,000
Lugoff -Elgin Water Authority, Refunding
Revenue, Series B, Callable 7/1/26 @
100, 5.000%, 7/1/30 .............. 1,299,222

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
South Carolina
— (continued)
$ 1,460,000
Newberry, SC, Refunding Revenue (AGM),
5.000%, 4/1/24 .................. $ 1,639,741
565,000
North Charleston, SC, Tax Increment
Pledge, Public Improvements, Tax
Allocation, 5.000%, 10/1/28 ........ 729,375
1,485,000
Orangeburg County, SC, Correctional
Facilities Improvements, Installment
Purchase Revenue Bonds, Callable
12/1/27 @ 100, 5.000%, 12/1/29 ..... 1,834,079
1,570,000
Orangeburg County, SC, School District
No. 4, School Improvements Refunding,
G.O., Series A (SCSDE), 5.000%, 3/1/24 1,768,542
1,000,000
Piedmont Municipal Power Agency, Power
System Refunding Revenue, Series B,
Callable 1/1/22 @ 100, 4.000%, 1/1/23 . 1,018,820
1,640,000
Richland County, SC, School District
No. 2, Refunding Bonds, G.O., Series
B, Callable 3/1/27 @ 100, (SCSDE),
4.000%, 3/1/29 .................. 1,930,018
1,000,000
Richland County, SC, School District No.
2, School Improvements, G.O., Series
A, Callable 3/1/29 @ 100, (SCSDE),
4.000%, 3/1/30 .................. 1,221,610
1,000,000
Rock Hill, SC, Combined Utility System,
Refunding Revenue, Series A, Callable
1/1/22 @ 100 (AGM), 5.000%, 1/1/23 . 1,026,390
1,000,000
Rock Hill, SC, Hospital Fee Pledge,
Refunding Revenue, Callable 4/1/23 @
100, 5.000%, 4/1/33 .............. 1,078,190
1,500,000
SCAGO Educational Facilities Corp.
for Cherokee School District No. 1,
Refunding Revenue, 5.000%, 12/1/24 .. 1,722,300
470,000
SCAGO Educational Facilities Corp. for
Spartanburg School District No. 1,
Refunding Revenue, Series B, 4.000%,
6/1/24 ........................ 516,093
585,000
SCAGO Educational Facilities Corp. for
Spartanburg School District No. 1,
Refunding Revenue, Series B, 5.000%,
6/1/22 ........................ 609,137
625,000
SCAGO Educational Facilities Corp. for
Spartanburg School District No. 1,
Refunding Revenue, Series B, 5.000%,
6/1/25 ........................ 728,156
600,000
SCAGO Educational Facilities Corp. for
Sumter County School 17, Refunding
Revenue, 5.000%, 12/1/24 .......... 690,018
490,000
SCAGO Educational Facilities Corp. for
Sumter County School 17, Refunding
Revenue, 5.000%, 12/1/25 .......... 581,581
790,000
SCAGO Educational Facilities Corp.
for Union School District, Refunding
Revenue, 5.000%, 12/1/21 .......... 804,512
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
South Carolina
— (continued)
$ 850,000
South Carolina Jobs-Economic
Development Authority, AnMed Health
Project, Advance Refunding Revenue
Bonds, Callable 2/1/26 @ 100, 5.000%,
2/1/29 ........................ $ 1,005,601
1,540,000
South Carolina Jobs-Economic
Development Authority, Wofford
College Project, University & College
Improvements Revenue, Callable 4/1/29
@ 100, 5.000%, 4/1/44 ............ 1,856,886
1,000,000
South Carolina Jobs-Economic
Development Authority, Wofford
College Project, University & College
Improvements Revenue, Callable 4/1/29
@ 100, 5.000%, 4/1/49 ............ 1,199,630
1,000,000
South Carolina Public Service Authority,
Electricity, Lighting & Power
Improvements, Refunding Revenue
Bonds, Series A, Callable 12/1/30 @
100, 4.000%, 12/1/40 ............. 1,179,360
1,000,000
South Carolina Public Service Authority,
Electricity, Lighting & Power
Improvements, Refunding Revenue
Bonds, Series A, Callable 12/1/30 @
100, 4.000%, 12/1/42 ............. 1,173,110
1,400,000
South Carolina State Fiscal Accountability
Authority, Department of Mental Health
Project, Callable 4/1/27 @ 100, 5.000%,
10/1/37 ....................... 1,724,562
1,250,000
South Carolina Transportation
Infrastructure Bank, Advance Refunding
Revenue, Series A, 5.000%, 10/1/23 ... 1,383,750
1,000,000
South Carolina Transportation
Infrastructure Bank, Advance Refunding
Revenue, Series A, Callable 10/1/27 @
100 (AGM-CR), 5.000%, 10/1/38 ..... 1,239,820
1,740,000
Spartanburg, SC, Water System Revenue,
Water Utility Improvements Refunding
Revenue, Series B, Callable 6/1/27 @
100, 5.000%, 6/1/39 .............. 2,141,209
1,235,000
State of South Carolina, Refunding
Revenue, G.O., Series D, Callable 4/1/26
@ 100 (State Aid Withholding), 5.000%,
4/1/28 ........................ 1,489,361
1,245,000
State of South Carolina, University &
College Improvements G.O., Citadel
Military College of South Carolina,
Series, 5.000%, 4/1/28 ............. 1,595,941
1,195,000
State of South Carolina, University &
College Improvements, G.O., Series
B, Callable 10/1/27 @ 100 (State Aid
Withholding), 5.000%, 4/1/30 ....... 1,506,967

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
South Carolina
— (continued)
$ 1,150,000
Town of Mount Pleasant, SC, Public
Facilities, G.O., Callable 6/1/28 @ 100,
5.000%, 6/1/30 .................. $ 1,462,110
Total Municipal Bonds
(Cost $76,010,194) ............... 80,703,158
Shares
MONEY MARKET FUND — 3.0%
2,481,136
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(a) .......
2,481,136
Total Money Market Fund
(Cost $2,481,136) ................ 2,481,136
Total Investments — 99.2%
(Cost $78,491,330) ............................ 83,184,294
Net Other Assets (Liabilities) — 0.8% ............... 698,011
NET ASSETS — 100.0% .......................
$ 83,882,305
(a) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation
SCAGO South Carolina Association of Governmental Organizations
SCSDE South Carolina School District Enhancement

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital South Carolina Intermediate Tax-Free Fund
June 30, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital South Carolina Intermediate Tax-Free Fund (referred to as a “Fund”).
The Fund is a “non-diversified” fund, as defined in the 1940 Act, which means it may invest in the securities of a limited number of issuers.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital South Carolina Intermediate Tax-Free Fund — (continued)
June 30, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund does not hold any mortgage dollar rolls during the period.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
3. Concentration of Credit Risk:
The Fund invests primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital South Carolina Intermediate Tax-Free Fund . $ 2,481,136(a) $ 80,703,158(b) $ — $ 83,184,294
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.